UNITED STATES 				f13f0905.txt
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Gipson
Title:  President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
      James H. Gipson         Beverly Hills, CA          November 14, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          47

Form 13F Information Table Value Total:   $11716362
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Altria Group Inc.              COM              02209S103   715454  9706339 SH       Sole                  8848239            858100
                                                             24066   326500 SH       Other                  308600             17900
American Express Company       COM              025816109   925885 16119167 SH       Sole                 14660867           1458300
                                                             70651  1230000 SH       Other                  793200   403800    33000
CVS Corporation                COM              126650100      441    15200 SH       Sole                    15200
El Paso Corporation            COM              28336L109   543582 39106629 SH       Sole                 35723329           3383300
                                                             38224  2749900 SH       Other                 1844000   829700    76200
Electronic Data Systems Corpor COM              285661104   729530 32510266 SH       Sole                 29916866           2593400
                                                             52287  2330100 SH       Other                 1555900   708700    65500
Fannie Mae                     COM              313586109   389529  8690959 SH       Sole                  7950259            740700
                                                             26524   591800 SH       Other                  432400   142200    17200
Freddie Mac                    COM              313400301  1118942 19818305 SH       Sole                 18249105           1569200
                                                             80247  1421300 SH       Other                  994000   386000    41300
HCA Inc.                       COM              404119109   265024  5530550 SH       Sole                  4997050            533500
                                                             19206   400800 SH       Other                  258000   132200    10600
Johnson & Johnson              COM              478160104   185739  2935200 SH       Sole                  2702300            232900
                                                             14915   235700 SH       Other                  147500    82200     6000
Kraft Foods Inc. Class A       COM              50075n104   305170  9976130 SH       Sole                  9067230            908900
                                                             21245   694500 SH       Other                  441100   234900    18500
Marsh & McLennan Companies Inc COM              571748102   923467 30387200 SH       Sole                 27726600           2660600
                                                             71046  2337800 SH       Other                 1540100   733600    64100
Merrill Lynch & Co., Inc.      COM              590188108   402780  6565280 SH       Sole                  5858780            706500
                                                             26491   431800 SH       Other                  269900   150900    11000
Old Republic International Cor COM              680223104   142549  5344929 SH       Sole                  4964529            380400
                                                             13684   513083 SH       Other                  335800   164413    12870
Pfizer Inc.                    COM              717081103   751554 30098290 SH       Sole                 27716090           2382200
                                                             54028  2163700 SH       Other                 1422700   681900    59100
Pitney Bowes Inc.              COM              724479100   173626  4159700 SH       Sole                  3814800            344900
                                                             13720   328700 SH       Other                  204500   115600     8600
Safeway Inc.                   COM              786514208   231990  9062100 SH       Sole                  8009500           1052600
                                                             15032   587200 SH       Other                  306000   269500    11700
Tenet Healthcare Corporation   COM              88033G100   401560 35757800 SH       Sole                 32651500           3106300
                                                             28154  2507000 SH       Other                 1672300   766100    68600
The Coca-Cola Company          COM              191216100   336960  7801800 SH       Sole                  7109200            692600
                                                             26091   604100 SH       Other                  339300   251000    13800
The Interpublic Group of Compa COM              460690100   215171 18485505 SH       Sole                 16981705           1503800
                                                             19243  1653200 SH       Other                 1143000   470900    39300
The Kroger Co.                 COM              501044101   424105 20597640 SH       Sole                 18052340           2545300
                                                             26050  1265200 SH       Other                  681700   555300    28200
Time Warner Inc.               COM              887317105   279209 15417414 SH       Sole                 13914614           1502800
                                                             19006  1049500 SH       Other                  641100   382200    26200
Tyco International Ltd.        COM              902124106   543586 19518335 SH       Sole                 17746535           1771800
                                                             37589  1349700 SH       Other                  883900   429600    36200
Wal-Mart Stores, Inc.          COM              931142103   599317 13676800 SH       Sole                 12529500           1147300
                                                             42098   960700 SH       Other                  654300   279500    26900
Wyeth                          COM              983024100   347856  7517961 SH       Sole                  6843161            674800
                                                             23737   513000 SH       Other                  332700   166500    13800
REPORT SUMMARY                 47 DATA RECORDS            11716362            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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